Cullen Value Fund
Cullen Value Fund
Investment Objective
The Cullen Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Cullen Value Fund		Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%	2.00%	2.00%
[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Value Fund within seven (7) days of purchase. The redemption fee is payable to the Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Cullen Value Fund		Retail Class	Class C	Class I
Management Fee		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.94%	0.96%	0.95%
Acquired Fund Fees & Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	2.22%	2.99%	1.98%
Less Expense Reduction/Reimbursement	[3]	(1.19%)	(1.21%)	(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03%	1.78%	0.78%
[1]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Value Fund’s statement of operations for its most recently completed fiscal year.
[2]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2017. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[3]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Value Fund, through October 31, 2017 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Value Fund or the Adviser prior to the Termination Date.

Expense Example

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cullen Value Fund - USD ($)	1 Year	3 Years [1]	5 Years [1]	10 Years [1]
Retail Class	105	579	1,080	2,458
Class C	181	810	1,465	3,218
Class I	80	505	956	2,206
[1]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2017. Thus, the 3 year, 5 year, and 10 year examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies across all market capitalizations.

The Value Fund invests roughly the same amount in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

The Value Fund may invest up to 30% of its assets in foreign securities, including up to 10% of its assets in securities of emerging market issuers. These investments are generally made in American Depositary Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Value Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks.

As part of its strategy, the Value Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Value Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Value Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Value Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investments in the stock market. Periods of poor performance and declines in value of the Value Fund’s underlying equity investments can be caused, and also be further prolonged, by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Value Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Value Fund’s shares. As a result, you could lose money investing in the Value Fund.

Small-Capitalization Companies Risks. The Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e. harder to sell) than that of larger capitalization stocks.

Medium-Capitalization Companies Risk. The Value Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio.

Large-Capitalization Companies Risk. The Value Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Value Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Value Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Options or Covered Call Writing. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the High Dividend Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, which may include options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Market Disruptions Risk; Sovereign Debt Crises Risks. Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.   The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), enacted in July 2010. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission proposed a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

Performance Information

The following bar chart shows the total return of the Value Fund from year to year (on a calendar year-to-date basis), and the table shows the Value Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Value Fund and, by comparing the Fund’s performance with a broad measure of market performance, give some indication of the risks of an investment in the Fund. The Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Year-by-Year Total Return as of December 31, 2015

The Value Fund’s 2016 year-to-date total return through September 30, 2016 was 7.85%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	9.55%	Q4/2013
Lowest Return	-7.20%	Q3/2015

Average Annual Total Returns as of December 31, 2015
Average Annual Total Returns - Cullen Value Fund		1 Year	Since Inception [1]	Inception Date
Retail Class		(1.62%)	10.57%	Sep. 01, 2012
Retail Class | After Taxes on Distributions	[2]	(2.25%)	10.01%
Retail Class | After Taxes on Distributions and Sales		(0.39%)	8.19%
Class I		(1.37%)	10.83%	Sep. 01, 2012
Class C		(2.37%)	9.72%	Sep. 01, 2012
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)		1.38%	14.26%
[1]	The Value Fund commenced operations on September 1, 2012. The returns for the index have been calculated since the inception date of each class.
[2]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.